Equity - Distribution of Profit - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	May 25, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity
Dividends paid		€ 142,094	€ 95,274
Interim dividends paid		136,747	122,986
Dividends paid		€ 278,841	€ 218,260	€ 216,151
Class A, Ordinary shares
Equity
Dividends paid, % of par value (as a percent)		82.00%	54.00%
Dividends paid, per share (in Euros per share)		€ 0.20	€ 0.14
Dividends paid		€ 86,929	€ 57,790
Interim dividends paid, % of par value (as a percent)		80.00%	72.00%
Interim dividends paid, per share (in Euros per share)		€ 0.2	€ 0.18
Interim dividends paid		€ 85,226	€ 76,703
Class B, Preference shares
Equity
Interim dividends paid, % of par value (as a percent)		400.00%	360.00%
Interim dividends paid, per share (in Euros per share)		€ 0.2	€ 0.18
Interim dividends paid		€ 51,521	€ 46,283
Preference shares, no preferred dividend
Equity
Dividends paid, % of par value (as a percent)		408.00%	271.00%
Dividends paid, per share (in Euros per share)		€ 0.20	€ 0.14
Dividends paid		€ 52,551	€ 34,870
Preference shares, preferred dividend
Equity
Dividends paid, % of par value (as a percent)		20.00%	20.00%
Dividends paid, per share (in Euros per share)	€ 0.01	€ 0.01	€ 0.01
Dividends paid		€ 2,614	€ 2,614